DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2015	2014
U.S. dollar denominated floating rate debt
$420.0 million term loan facility	—	190,747
$146.4 million term loan facility	—	82,675
$200.0 million term loan facility	—	81,703
$500.1 million term loan facility	500,100	—
$60.6 million term loan facility	57,999	—
$466.5 million term loan facility	248,337	162,450
Total floating rate debt	806,436	517,575
Credit lines	20	—
Total debt	806,456	517,575
Current portion of long-term debt	57,575	44,052
Long term portion of debt	748,881	473,523

Debt repayment schedule	The outstanding debt as of December 31, 2015 is repayable as follows:

(in thousands of $)
2016	57,575
2017	57,587
2018	57,571
2019	57,571
2020	367,157
Thereafter	208,995
806,456

Assets pledged

(in thousands of $)	2015	2014
Vessels, net,	1,186,230	861,919